UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Financial Engines Advisors L.L.C.
Address: 1050 Enterprise Way, 3rd Floor
         Sunnyvale, CA 94089

Form 13F File Number: 28-12703

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Debra Babbitt
Title: Chief Compliance Officer
Phone: 617-556-2357

Signature, Place, and Date of Signing:

 /s/ Debra Babbitt             Sunnyvale, CA               04/22/2013
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    51
Form 13F Information Table Value Total:    96,937
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                             VALUE    SHARES/   SH/  PUT/  INVSTMT    OTHER     VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS   CUSIP       (x$1000)   PRN AMT   PRN  CALL  DSCRETN   MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ALASKA AIR GROUP INC          COM              011659109      1004      15695   SH         Sole                                NONE
ALLERGAN INC                  COM              018490102      6278      56235   SH         Sole                                NONE
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR    03524A108      2382      23928   SH         Sole                                NONE
ARCH COAL INC                 COM              039380100       314      57906   SH         Sole                                NONE
ASTEC INDS INC                COM              046224101       537      15372   SH         Sole                                NONE
BANK OF NEW YORK MELLON CORP  COM              064058100      2954     105535   SH         Sole                                NONE
BEMIS INC                     COM              081437105      2599      64390   SH         Sole                                NONE
CABLEVISION SYS CORP          CL A NY CABLVS   12686C109         2        120   SH         Sole                                NONE
CARPENTER TECHNOLOGY CORP     COM              144285103      1295      26265   SH         Sole                                NONE
CHEVRON CORP NEW              COM              166764100      1142       9612   SH         Sole                                NONE
CLIFFS NATURAL RESOURCES INC  COM              18683K101       124       6518   SH         Sole                                NONE
CLOROX CO DEL                 COM              189054109        14        153   SH         Sole                                NONE
COMCAST CORP NEW              CL A             20030N101      9565     227674   SH         Sole                                NONE
COMCAST CORP NEW              CL A SPL         20030N200       728      18371   SH         Sole                                NONE
CONOCOPHILLIPS                COM              20825C104       663      11028   SH         Sole                                NONE
CRANE CO                      COM              224399105      2215      39658   SH         Sole                                NONE
DELL INC                      COM              24702R101      4398     306909   SH         Sole                                NONE
DELTA AIR LINES INC DEL       COM NEW          247361702       169      10260   SH         Sole                                NONE
DOMINION RES INC VA NEW       COM              25746U109     16538     284250   SH         Sole                                NONE
EDWARDS LIFESCIENCES CORP     COM              28176E108       798       9707   SH         Sole                                NONE
EL PASO ELEC CO               COM NEW          283677854         1         21   SH         Sole                                NONE
EXELON CORP                   COM              30161N101      2426      70348   SH         Sole                                NONE
FEDEX CORP                    COM              31428X106      2363      24064   SH         Sole                                NONE
FIFTH THIRD BANCORP           COM              316773100      3782     231856   SH         Sole                                NONE
FIRST AMERN FINL CORP         COM              31847R102      2708     105895   SH         Sole                                NONE
FOREST LABS INC               COM              345838106        35        917   SH         Sole                                NONE
GARDNER DENVER INC            COM              365558105       872      11606   SH         Sole                                NONE
GREAT PLAINS ENERGY INC       COM              391164100      2004      86397   SH         Sole                                NONE
HEALTH NET INC                COM              42222G108       108       3783   SH         Sole                                NONE
INTERPUBLIC GROUP COS INC     COM              460690100       109       8332   SH         Sole                                NONE
ITT EDUCATIONAL SERVICES INC  COM              45068B109        63       4551   SH         Sole                                NONE
KELLOGG CO                    COM              487836108      1323      20537   SH         Sole                                NONE
KINDER MORGAN INC DEL         COM              49456B101      9598     248132   SH         Sole                                NONE
KULICKE & SOFFA INDS INC      COM              501242101        41       3541   SH         Sole                                NONE
LIBBEY INC                    COM              529898108       483      25006   SH         Sole                                NONE
MARATHON OIL CORP             COM              565849106      2151      63786   SH         Sole                                NONE
MARATHON PETE CORP            COM              56585A102      3433      38314   SH         Sole                                NONE
MOVADO GROUP INC              COM              624580106        83       2463   SH         Sole                                NONE
OLD DOMINION FGHT LINES INC   COM              679580100      3783      99038   SH         Sole                                NONE
OLIN CORP                     COM PAR $1       680665205       268      10620   SH         Sole                                NONE
PHILLIPS 66                   COM              718546104       263       3764   SH         Sole                                NONE
POTLATCH CORP NEW             COM              737630103       518      11291   SH         Sole                                NONE
SONOCO PRODS CO               COM              835495102       797      22774   SH         Sole                                NONE
SUN LIFE FINL INC             COM              866796105       272       9969   SH         Sole                                NONE
THOMSON REUTERS CORP          COM              884903105       803      24723   SH         Sole                                NONE
TITAN INTL INC ILL            COM              88830M102       443      21005   SH         Sole                                NONE
TRINITY INDS INC              COM              896522109       816      18012   SH         Sole                                NONE
VALASSIS COMMUNICATIONS INC   COM              918866104       538      18005   SH         Sole                                NONE
VIACOM INC NEW                CL B             92553P201        26        406   SH         Sole                                NONE
VIACOM INC NEW                CL A             92553P102      2154      34988   SH         Sole                                NONE
VIASAT INC                    COM              92552V100       555      11458   SH         Sole                                NONE
WGL HLDGS INC                 COM              92924F106       405       9180   SH         Sole                                NONE